UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware          August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     160

Form 13F Information Table Value Total:     $1,727,390
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1             Column 2     Column 3    Column 4       Column 5         Column 6   Column 7   Column 8
                                                                        SHRS OR
                                                                        SH/PUT/
        NAME OF ISSUER          TITLE OF                   VALUE        PRN AMT         INVESTMENT   OTHER      VOTING AUTHORITY
                                 CLASS        CUSIP      (x$1000)       PRN CALL        DISCRETION  MANAGERS   SOLE  SHARED   NONE
Agilent Technologies, Inc.         Com      00846U101      $11,477     403,700   SH        Sole              403,700
Agilent Technologies, Inc.         Com      00846U101       $3,619     127,300   SH        Sole                            127,300
Akamai Technologies                Com      00971T101      $22,435     553,000   SH        Sole              553,000
Akamai Technologies                Com      00971T101       $7,400     182,400   SH        Sole                            182,400
Amazon.com, Inc.                   Com      023135106      $40,861     373,975   SH        Sole              373,975
Amazon.com, Inc.                   Com      023135106      $13,647     124,900   SH        Sole                            124,900
Ambev ADR                          ADR      20441W203       $9,813      97,150   SH        Sole               97,150
Ambev ADR                          ADR      20441W203       $4,501      44,562   SH        Sole                             44,562
America Movil SA ADR               ADR      02364W105       $5,239     110,300   SH        Sole              110,300
America Movil SA ADR               ADR      02364W105       $1,382      29,100   SH        Sole                             29,100
Amphenol Corp.                     Com      032095101       $8,393     213,600   SH        Sole              213,600
Amphenol Corp.                     Com      032095101       $2,212      56,300   SH        Sole                             56,300
Apple Computer, Inc.               Com      037833100      $49,821     198,070   SH        Sole              198,070
Apple Computer, Inc.               Com      037833100      $15,645      62,200   SH        Sole                             62,200
AutoDesk, Inc.                     Com      052769106       $4,833     198,400   SH        Sole              198,400
AutoDesk, Inc.                     Com      052769106       $1,306      53,600   SH        Sole                             53,600
BAIDU.COM                          ADR      056752108      $14,875     218,500   SH        Sole              218,500
BAIDU.COM                          ADR      056752108       $6,461      94,900   SH        Sole                             94,900
Bank of America Corporation        Com      060505104       $1,394      97,000   SH        Sole               97,000
Bank of America Corporation        Com      060505104       $1,724     120,000   SH        Sole                            120,000
Boeing Company                     Com      097023105      $25,003     398,450   SH        Sole              398,450
Boeing Company                     Com      097023105       $7,756     123,600   SH        Sole                            123,600
BRF Brasil Foods SA ADR            ADR      10552T107       $3,535     265,900   SH        Sole              265,900
BRF Brasil Foods SA ADR            ADR      10552T107         $936      70,400   SH        Sole                             70,400
Bucyrus International, Inc.        Com      118759109       $8,963     188,900   SH        Sole              188,900
Bucyrus International, Inc.        Com      118759109       $2,875      60,600   SH        Sole                             60,600
Canadian National Railway Co.
ADR                                Com      136375102       $3,219      56,100   SH        Sole               56,100
Canadian National Railway Co.
ADR                                Com      136375102       $3,500      61,000   SH        Sole                             61,000
Caterpillar, Inc.                  Com      149123101      $19,288     321,100   SH        Sole              321,100
Caterpillar, Inc.                  Com      149123101       $6,626     110,300   SH        Sole                            110,300
Cia Siderurgica Nacional ADR       ADR      20440W105      $17,809   1,166,600   SH        Sole            1,166,600
Cia Siderurgica Nacional ADR       ADR      20440W105      $10,908     714,200   SH        Sole                            714,200
Cigna Corp.                        Com      125509109       $8,045     259,000   SH        Sole              259,000
Cigna Corp.                        Com      125509109       $2,761      88,900   SH        Sole                             88,900
Cisco Systems                      Com      17275R102      $29,316   1,375,700   SH        Sole            1,375,700
Cisco Systems                      Com      17275R102       $9,724     456,300   SH        Sole                            456,300
Cliffs Natural Resources, Inc.     Com      18683K101      $19,982     423,700   SH        Sole              423,700
Cliffs Natural Resources, Inc.     Com      18683K101       $6,848     145,200   SH        Sole                            145,200
Cognizant Technology Solutions     Com      192446102      $43,282     864,600   SH        Sole              864,600
Cognizant Technology Solutions     Com      192446102      $14,042     280,500   SH        Sole                            280,500
Colgate Palmolive                  Com      194162103      $17,943     227,825   SH        Sole              227,825
Colgate Palmolive                  Com      194162103       $6,104      77,500   SH        Sole                             77,500
Continental Resources, Inc.        Com      212015101       $8,335     186,800   SH        Sole              186,800
Continental Resources, Inc.        Com      212015101       $2,249      50,400   SH        Sole                             50,400
Cosan Limited                      Com      G25343107       $4,355     466,300   SH        Sole              466,300
Cosan Limited                      Com      G25343107       $1,168     125,100   SH        Sole                            125,100
Credicorp Limited                  Com      G2519Y108       $5,549      61,050   SH        Sole               61,050
Credicorp Limited                  Com      G2519Y108       $1,418      15,600   SH        Sole                             15,600
CSX Corp.                          Com      126408103       $4,978     100,300   SH        Sole              100,300
CSX Corp.                          Com      126408103       $1,782      35,900   SH        Sole                             35,900
Ctrip.com International - ADR      ADR      22943F100      $19,869     529,000   SH        Sole              529,000
Ctrip.com International - ADR      ADR      22943F100       $8,019     213,500   SH        Sole                            213,500
Cummins, Inc.                      Com      231021106      $27,596     423,700   SH        Sole              423,700
Cummins, Inc.                      Com      231021106       $8,552     131,300   SH        Sole                            131,300
Deere & Co.                        Com      244199105       $1,853      33,100   SH        Sole               33,100
Deere & Co.                        Com      244199105       $1,679      30,000   SH        Sole                             30,000
EMC Corp.                          Com      268648102      $16,223     886,500   SH        Sole              886,500
EMC Corp.                          Com      268648102       $4,875     266,400   SH        Sole                            266,400
Express Scripts, Inc.              Com      302182100      $12,197     259,400   SH        Sole              259,400
Express Scripts, Inc.              Com      302182100       $3,226      68,600   SH        Sole                             68,600
Fibria Celulose SA ADR             ADR      31573A109      $11,458     774,200   SH        Sole              774,200
Fibria Celulose SA ADR             ADR      31573A109       $4,154     280,700   SH        Sole                            280,700
Freeport-McMoRan Copper & Gold     Com      35671D857         $591      10,000   SH        Sole               10,000
General Mills                      Com      370334104      $12,492     351,700   SH        Sole              351,700
General Mills                      Com      370334104       $3,950     111,200   SH        Sole                            111,200
Goldcorp, Inc.                     Com      380956409       $4,297      98,000   SH        Sole               98,000
Goldcorp, Inc.                     Com      380956409      $16,356     373,000   SH        Sole                            373,000
Goldman Sachs Group, Inc.          Com      38141G104       $1,378      10,500   SH        Sole               10,500
Google, Inc.                       Com      38259P508       $9,048      20,335   SH        Sole               20,335
Google, Inc.                       Com      38259P508       $2,087       4,690   SH        Sole                              4,690
Hasbro, Inc.                       Com      418056107      $15,425     375,300   SH        Sole              375,300
Hasbro, Inc.                       Com      418056107       $5,018     122,100   SH        Sole                            122,100
Home Depot, Inc.                   Com      437076102      $11,801     420,400   SH        Sole              420,400
Home Depot, Inc.                   Com      437076102       $3,742     133,300   SH        Sole                            133,300
Icici Bank ADR                     ADR      45104G104      $25,820     704,000   SH        Sole              704,000
Icici Bank ADR                     ADR      45104G104      $13,261     361,600   SH        Sole                            361,600
Infosys Technologies ADR           ADR      456788108      $14,774     246,600   SH        Sole              246,600
Infosys Technologies ADR           ADR      456788108       $5,428      90,600   SH        Sole                             90,600
Intel Corp.                        Com      458140100       $8,371     430,400   SH        Sole              430,400
Intel Corp.                        Com      458140100       $2,904     149,300   SH        Sole                            149,300
Itau Unibanco Holding SA ADR       ADR      465562106      $15,685     870,602   SH        Sole              870,602
Itau Unibanco Holding SA ADR       ADR      465562106       $8,152     452,450   SH        Sole                            452,450
Joy Global, Inc.                   Com      481165108      $20,527     409,800   SH        Sole              409,800
Joy Global, Inc.                   Com      481165108       $6,527     130,300   SH        Sole                            130,300
JP Morgan Chase & Co.              Com      46625H100       $2,138      58,400   SH        Sole               58,400
JP Morgan Chase & Co.              Com      46625H100       $1,252      34,200   SH        Sole                             34,200
Life Technologies Corporation      Com      53217V109      $11,992     253,800   SH        Sole              253,800
Life Technologies Corporation      Com      53217V109       $4,366      92,400   SH        Sole                             92,400
McDermott Intl, Inc.               Com      580037109      $13,037     601,900   SH        Sole              601,900
McDermott Intl, Inc.               Com      580037109       $4,152     191,700   SH        Sole                            191,700
McKesson Corporation               Com      58155Q103      $24,296     360,800   SH        Sole              360,800
McKesson Corporation               Com      58155Q103       $7,838     116,400   SH        Sole                            116,400
Mechel OAO ADR                     ADR      583840103      $10,940     603,100   SH        Sole              603,100
Mechel OAO ADR                     ADR      583840103       $4,546     250,600   SH        Sole                            250,600
Merck & Co., Inc.                  Com      58933Y105       $5,370     151,900   SH        Sole              151,900
Merck & Co., Inc.                  Com      58933Y105       $2,453      69,400   SH        Sole                             69,400
Micron Technology, Inc.            Com      595112103       $8,672   1,021,400   SH        Sole            1,021,400
Micron Technology, Inc.            Com      595112103       $3,135     369,311   SH        Sole                            369,311
Microsoft Corp.                    Com      594918104      $13,008     565,300   SH        Sole              565,300
Microsoft Corp.                    Com      594918104       $5,069     220,300   SH        Sole                            220,300
Mobile Telesystems ADR             ADR      607409109      $12,219     637,750   SH        Sole              637,750
Mobile Telesystems ADR             ADR      607409109       $6,816     355,750   SH        Sole                            355,750
NetApp, Inc.                       Com      64110D104      $30,867     827,300   SH        Sole              827,300
NetApp, Inc.                       Com      64110D104       $9,887     265,000   SH        Sole                            265,000
Newmont Mining Corporation         Com      651639106      $15,614     252,900   SH        Sole              252,900
Newmont Mining Corporation         Com      651639106       $4,939      80,000   SH        Sole                             80,000
Nike, Inc. Class B                 Com      654106103      $37,506     553,000   SH        Sole              553,000
Nike, Inc. Class B                 Com      654106103      $12,906     190,300   SH        Sole                            190,300
Oracle Corporation                 Com      68389X105       $9,397     437,900   SH        Sole              437,900
Oracle Corporation                 Com      68389X105       $3,178     148,100   SH        Sole                            148,100
O'Reilly Automotive, Inc.          Com      686091109       $8,023     168,700   SH        Sole              168,700
O'Reilly Automotive, Inc.          Com      686091109       $1,726      36,300   SH        Sole                             36,300
Pepsico, Inc.                      Com      713448108      $21,860     358,650   SH        Sole              358,650
Pepsico, Inc.                      Com      713448108       $7,369     120,900   SH        Sole                            120,900
Petroleo Brasileiro ADR            ADR      71654V408      $13,680     398,600   SH        Sole              398,600
Petroleo Brasileiro ADR            ADR      71654V408       $6,840     199,300   SH        Sole                            199,300
Pioneer Natural Resources Co.      Com      723787107       $4,584      77,100   SH        Sole               77,100
Pioneer Natural Resources Co.      Com      723787107       $2,675      45,000   SH        Sole                             45,000
PNC Financial Services Group       Com      693475105       $9,859     174,500   SH        Sole              174,500
PNC Financial Services Group       Com      693475105       $3,271      57,900   SH        Sole                             57,900
Precision Castparts Corp.          Com      740189105      $36,701     356,600   SH        Sole              356,600
Precision Castparts Corp.          Com      740189105      $10,961     106,500   SH        Sole                            106,500
Procter & Gamble Co.               Com      742718109      $19,727     328,900   SH        Sole              328,900
Procter & Gamble Co.               Com      742718109       $6,244     104,100   SH        Sole                            104,100
Prudential Financial, Inc.         Com      744320102      $13,673     254,800   SH        Sole              254,800
Prudential Financial, Inc.         Com      744320102       $4,459      83,100   SH        Sole                             83,100
Rockwell Collins, Inc.             Com      774341101      $10,217     192,300   SH        Sole              192,300
Rockwell Collins, Inc.             Com      774341101       $3,188      60,000   SH        Sole                             60,000
Salesforce.com, Inc.               Com      79466L302      $50,466     588,050   SH        Sole              588,050
Salesforce.com, Inc.               Com      79466L302      $16,083     187,400   SH        Sole                            187,400
Sandisk Corporation                Com      80004C101      $10,404     247,300   SH        Sole              247,300
Sandisk Corporation                Com      80004C101       $3,345      79,500   SH        Sole                             79,500
Schlumberger Ltd.                  Com      806857108      $21,204     381,700   SH        Sole              381,700
Schlumberger Ltd.                  Com      806857108       $7,155     128,800   SH        Sole                            128,800
Seagate Technology                 Com      G7945M107       $9,059     694,700   SH        Sole              694,700
Seagate Technology                 Com      G7945M107       $2,903     222,600   SH        Sole                            222,600
SPDR Gold Shares                   Com      78463V107       $2,677      22,000   SH        Sole               22,000
Stryker Corporation                Com      863667101      $14,536     289,500   SH        Sole              289,500
Stryker Corporation                Com      863667101       $4,579      91,200   SH        Sole                             91,200
Target                             Com      87612E106      $14,308     291,000   SH        Sole              291,000
Target                             Com      87612E106       $5,905     120,100   SH        Sole                            120,100
Ternium SA ADR                     ADR      880890108       $7,674     233,100   SH        Sole              233,100
Ternium SA ADR                     ADR      880890108       $1,962      59,600   SH        Sole                             59,600
TJX Companies, Inc.                Com      872540109      $25,795     614,900   SH        Sole              614,900
TJX Companies, Inc.                Com      872540109       $7,501     178,800   SH        Sole                            178,800
Union Pacific Corp.                Com      907818108      $25,664     367,450   SH        Sole              367,450
Union Pacific Corp.                Com      907818108       $9,310     133,300   SH        Sole                            133,300
United Technologies Corp.          Com      913017109      $25,364     390,750   SH        Sole              390,750
United Technologies Corp.          Com      913017109       $8,127     125,200   SH        Sole                            125,200
Vale SA SP ADR                     ADR      91912E105      $20,527     843,000   SH        Sole              843,000
Vale SA SP ADR                     ADR      91912E105      $13,539     556,000   SH        Sole                            556,000
VF Corp.                           Com      918204108      $10,659     149,750   SH        Sole              149,750
VF Corp.                           Com      918204108       $2,484      34,900   SH        Sole                             34,900
Vivo Participacoes SA ADR          ADR      92855S200         $285      11,000   SH        Sole               11,000
VMware, Inc.                       Com      928563402      $49,365     788,700   SH        Sole              788,700
VMware, Inc.                       Com      928563402      $17,187     274,600   SH        Sole                            274,600
Wellpoint, Inc.                    Com      94973V107      $13,101     267,750   SH        Sole              267,750
Wellpoint, Inc.                    Com      94973V107       $4,350      88,900   SH        Sole                             88,900
Wells Fargo Company                Com      949746101      $13,873     541,900   SH        Sole              541,900
Wells Fargo Company                Com      949746101       $4,677     182,700   SH        Sole                            182,700